April 12, 2013

United States Securities and Exchange Commission

Public Filing Desk

100 F Street, NE

Washington, DC 20549

RE:	ICON Risk-Managed Balanced Fund
Definitive Proxy Statement
Securities Act Registration No. 333-14927
Investment Company Act File No. 811-7883

Ladies and Gentlemen:

On behalf of the ICON Risk-Managed Balanced Fund (the “Fund”), I am transmitting for filing on Schedule 14A pursuant to the Securities Exchange Act of 1934, as amended, (the “Exchange Act”) a Definitive Proxy Statement, revised to reflect the comments of the Securities and Exchange Commission’s Staff (the “Staff”). Proxy materials are being mailed today, April 12, 2013.

The Fund is aware of its obligations under the Exchange Act and acknowledges that:

•	The Fund, not the Staff, is responsible for the adequacy and accuracy of the disclosure in the Proxy Statement;
•	Staff comments, or changes to disclosure by the Fund in response to Staff comments, do not relieve the Fund of its responsibility for disclosure; and
•	The Fund may not assert Staff comments as an affirmative defense in any proceeding initiated by the Commission or any person under the U.S. Federal Securities Laws.

Despite these acknowledgements, we would like to thank Amy Miller for taking the time to review and explain the Staff’s comments. We found the comments to be helpful and in many cases informative. We believe the process produced a more concise and readable document for our shareholders.

The Staff raised the following comments, which we have addressed in the Definitive Proxy:

1.	Staff Comment No. 1. For purposes of Rule 35d-1(a)(3) and (c) please provide the Staff representation that, if the Fund shareholders vote to change the Investment Objective, the Fund will notify existing shareholders of the Fund’s strategy changes, as set forth in the Proxy Statement.

Securities and Exchange Commission

April 12, 2013

Fund Response: The Fund is aware of its obligations under Rule 35d-1 and will notify existing shareholders of any change to its investment strategy at least 60 days before any change.

2.	Staff Comment No. 2. In the Notice Letter by Craig Callahan, please tell shareholders what the existing investment strategy is before discussing a change.

Fund Response: We have included a statement explaining the existing investment strategy.

3.	Staff Comment No. 3. Under the heading: Summary of Proposal, please provide a summary and introduction of the actions taken before the Proposal, and consider reorganizing.

Fund Response: We have evaluated the Summary of Proposal and included a discussion of the Fund’s name change from ICON Risk-Managed Equity Fund to ICON Risk-Managed Balanced Fund in January 2013, which is reflected in the Fund’s Registration Statement. We have, in addition, reviewed both the structure and organization of the entire document. Upon review, we believe we have answered the Staff’s comments in a clear and concise manner.

Please contact me via email at dsalcito@iconadvisers.com, or by telephone at 303-328-9207, with any questions or comments concerning the filing.

Sincerely,

/s/ Donald Salcito

Donald Salcito

Executive Vice President and General Counsel of the Adviser

And Vice President and Secretary to the Fund

cc w/ enc:         Charles Lutter, Esq.